Excess of Liabilities over Assets (Deficit) (Details Textual) (USD $)	2 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Nov. 26, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Michael Chretien [Member]	Dec. 31, 2012 Michael Chretien [Member]	Mar. 31, 2013 Matthew Chretien [Member]	Dec. 31, 2012 Matthew Chretien [Member]
Repurchase Value Of Common Stock Per Share			$ 0.004
Stock Returned During Period Shares		7,000,000		3,500,000	3,500,000	3,500,000	3,500,000
Warrants To Purchase Of Common Shares	85,714			3,500,000	3,500,000	3,500,000	3,500,000